Impairment of Non-Financial Assets - Schedule of Impairment for Goodwill (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Impairment for Goodwill [Line Items]
Goodwill	$ 8,695,784	$ 33,960,053
AD2 [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	1,447,638	1,387,596
SC+ST [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	5,304,296	5,084,294
MG [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	25,544,313	25,544,313
Dragon [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	$ 1,943,850	$ 1,943,850